UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (50.4%)
United States (50.4%)
Aerospace & Defense (0.9%)
Boeing	160	$19
Raytheon	100	13

		32

Banks (1.9%)
Central Pacific Financial	1,100	23
CIT Group	300	9
United Financial Bancorp	1,800	20
Wells Fargo	300	15

		67

Biotechnology (0.9%)
Amgen	100	15
Baxalta	360	15

		30

Business Services (0.0%)
RMR Group*	4	—

Chemicals (0.4%)
Stepan	300	14

Computers & Services (2.6%)
Apple	200	19
EMC	1,500	37
Hewlett Packard Enterprise	700	10
HP	700	7
Microsoft	300	17

		90

Drug Retail (0.5%)
CVS Health	170	17

Electrical Services (8.5%)
American Electric Power	400	24
Consolidated Edison	700	49
Edison International	900	56
Entergy	800	57
Exelon	700	21
FirstEnergy	800	26
Public Service Enterprise Group	900	37
SCANA	400	25

		295

Environmental & Facilities Services (1.6%)
Republic Services, Cl A	1,300	57

Financial Services (0.6%)
Capital One Financial	300	20

Food, Beverage & Tobacco (0.2%)
Sanderson Farms	100	8

General Merchandise Stores (1.9%)
Target	900	65

	Shares	Value (000)
Health Care Services (0.4%)
Quest Diagnostics	200	$13

Insurance (4.0%)
Aetna	170	17
Allstate	170	10
Anthem	100	13
Chubb	140	16
CIGNA	170	23
Travelers	560	60

		139

IT Consulting & Other Services (1.8%)
International Business Machines	500	62

Machinery (1.7%)
Deere	800	61

Mortgage REIT’s (3.0%)
Annaly Capital Management	5,100	48
Starwood Property Trust	2,600	50
Two Harbors Investment	900	7

		105

Multimedia (1.3%)
Viacom, Cl B	1,000	46

Office REIT’s (0.7%)
Franklin Street Properties	2,100	21
Government Properties Income Trust	400	5

		26

Paper Packaging (0.5%)
Bemis	400	19

Petroleum & Fuel Products (1.3%)
Chevron	100	9
Exxon Mobil	250	19
Lukoil PJSC ADR	500	17

		45

Pharmaceuticals (7.8%)
AbbVie	200	11
Johnson & Johnson	1,000	105
Merck	1,300	66
Pfizer	2,900	88

		270

Retail (2.7%)
Kohl’s	800	40
Kroger	400	15
Macy’s	300	12
Wal-Mart Stores	400	27

		94

Semi-Conductors/Instruments (0.7%)
Intel	800	25

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Specialized REIT’s (0.5%)
DuPont Fabros Technology	500	$16

Steel & Steel Works (0.7%)
Kaiser Aluminum	300	23

Telephones & Telecommunications (3.3%)
AT&T	900	32
Cisco Systems	1,300	31
QUALCOMM	240	11
Verizon Communications	800	40

		114

		1,753

Total Common Stock
(Cost $1,782)		1,753

Foreign Common Stock (47.1%)
Australia (1.0%)
Dexus Property Group	4,700	25
Primary Health Care	5,100	9

		34

Austria (0.3%)
EVN	900	10

Bermuda (4.2%)
Axis Capital Holdings	400	22
Endurance Specialty Holdings	200	12
Everest Re Group	300	54
PartnerRe	200	28
RenaissanceRe Holdings	130	14
Validus Holdings	400	18

		148

Canada (6.3%)
Bank of Montreal	300	16
Bank of Nova Scotia	400	16
Canadian Imperial Bank of Commerce	500	33
Canadian Tire, Cl A	200	16
Metro, Cl A	700	21
National Bank of Canada	600	17
Power Financial	500	11
Rogers Communications, Cl B	600	20
Royal Bank of Canada	300	16
Shaw Communications, Cl B	1,000	17
Toronto-Dominion Bank	1,000	38

		221

China (1.1%)
Huaneng Power International, Cl H	12,000	10
Shenzhen Expressway, Cl H	28,000	22
Yingde Gases Group	16,000	6

		38

Denmark (0.2%)
Spar Nord Bank	900	8

	Shares	Value (000)
France (1.1%)
Neopost	130	$3
Sanofi	200	17
Thales	160	12
Total	140	6

		38

Germany (1.7%)
Muenchener Rueckversicherungs	130	25
Stada Arzneimittel	200	7
Talanx	900	26

		58

Guernsey (0.3%)
Amdocs	200	11

Hong Kong (1.4%)
BOC Hong Kong Holdings	3,500	9
China Mobile	1,500	17
China Resources Power Holdings	4,000	7
Television Broadcasts	4,600	16

		49

Israel (1.0%)
Paz Oil	150	23
Teva Pharmaceutical Industries	200	12

		35

Japan (5.7%)
Ashikaga Holdings	5,000	17
Canon Electronics	1,300	19
Fuji Oil	900	15
Heiwa	1,100	22
Japan Airlines	1,100	41
KDDI	500	13
Nippon Telegraph & Telephone	900	38
NTT DOCOMO	600	13
Osaka Gas	2,000	8
SKY Perfect JSAT Holdings	2,100	12

		198

Malaysia (0.3%)
AMMB Holdings	9,700	10

Mexico (0.2%)
America Movil	10,200	7
Telesites*	510	—

		7

Netherlands (1.2%)
Koninklijke Ahold	800	18
Royal Dutch Shell, Cl B	1,100	24

		42

New Zealand (2.0%)
Fletcher Building	5,100	23
SKY Network Television	5,700	17
Spark New Zealand	13,200	29

		69

Norway (1.2%)
Salmar	1,100	22

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Norway (continued)
Yara International	500	$19

		41

Poland (0.3%)
PGE	3,200	11

Singapore (1.2%)
DBS Group Holdings	4,100	41

South Africa (1.9%)
Astral Foods	1,600	10
Barclays Africa Group	1,900	17
Lewis Group	2,800	8
Nedbank Group	1,100	13
Vodacom Group	2,100	19

		67

South Korea (2.9%)
BNK Financial Group	700	5
KB Financial Group*	400	10
Kia Motors	600	23
Korean Reinsurance*	1,000	11
KT&G	100	8
SK Telecom	250	44

		101

Switzerland (0.5%)
Siegfried Holding	100	18

Taiwan (2.6%)
China Development	78,000	19
China Synthetic Rubber	24,000	17
Greatek Electronics	16,000	16
Hon Hai Precision Industry	11,704	28
King’s Town Bank	14,000	9

		89

Thailand (1.1%)
PTT	3,000	20
Ratchaburi Electricity	12,200	17

		37

Turkey (1.2%)
Cimsa Cimento Sanayi VE Ticaret	3,300	16
Eregli Demir ve Celik Fabrikalari	10,900	11
TAV Havalimanlari Holding	2,300	14

		41

United Kingdom (6.2%)
BAE Systems	6,700	50
BP	3,400	19
Centrica	2,600	7
Direct Line Insurance Group	6,100	33
GlaxoSmithKline	500	10
Imperial Tobacco Group	500	27
J D Wetherspoon	1,900	18
J Sainsbury	9,000	32

	Shares/ Face Amount (000)	Value (000)
United Kingdom (continued)
Tate & Lyle	2,200	$20

		216

Total Foreign Common Stock
(Cost $1,877)		1,638

Preferred Stock (0.9%)
Brazil (0.2%)
Cia Paranaense de Energia	1,400	8

South Korea (0.7%)
Samsung Electronics, Cl Preference	30	25

Total Preferred Stock
(Cost $45)		33

Repurchase Agreement (0.9%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $33 (collateralized by various U.S. Treasury Notes, par values ranging from $0 to $10, 0.625% to 2.250%, 03/31/16 to 11/15/25; with a total market value of $34)	$33	33

Total Repurchase Agreement
(Cost $33)		33

Total Investments — 99.3%
(Cost $3,737)†		$3,457

Percentages are based on Net Assets of $3,481 (000).

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $3,737 (000), and the unrealized appreciation and depreciation were $157 (000) and ($437) (000) respectively.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

PJSC — Public Joint Stock Company

Schedule of Investments January 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	1,753	—	—	1,753
Total Common Stock	1,753	—	—	1,753
Foreign Common Stock
Australia	—	34	—	34
Austria	—	10	—	10
Bermuda	148	—	—	148
Canada	221	—	—	221
China	—	38	—	38
Denmark	—	8	—	8
France	—	38	—	38
Germany	—	58	—	58
Guernsey	11	—	—	11
Hong Kong	—	49	—	49
Israel	—	35	—	35
Japan	18	180	—	198
Malaysia	—	10	—	10
Mexico	7	—	—	7
Netherlands	—	42	—	42
New Zealand	—	69	—	69
Norway	—	41	—	41
Poland	—	11	—	11
Singapore	—	41	—	41
South Africa	—	67	—	67
South Korea	15	86	—	101
Switzerland	—	18	—	18
Taiwan	—	89	—	89
Thailand	—	37	—	37
Turkey	—	41	—	41
United Kingdom	—	216	—	216
Total Foreign Common Stock	420	1,218	—	1,638
Preferred Stock	8	25	—	33
Repurchase Agreement	—	33	—	33
Total Investments in Securities	$2,181	$1,276	$—	$3,457

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended January 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-005-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016